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                               LIBERTY ACORN TRUST
                                 227 West Monroe
                                   Suite 3000
                             Chicago, Illinois 60606


                                   May 5, 2003

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:
                               LIBERTY ACORN TRUST
                        1933 ACT REGISTRATION NO. 2-34223
                       1940 ACT REGISTRATION NO. 811-1829

         In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Liberty Acorn Trust (the "Trust") certifies that:

         a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

         b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on April 30, 2003.

                                Very truly yours,

                                LIBERTY ACORN TRUST

                                By: /s/ Bruce H. Lauer
                                    -------------------------------------------
                                    Bruce H. Lauer